Leases - Financial position relating to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 20,149	$ 12,897	$ 11,583
Additions to right-of-use assets	11,100	4,200	5,700
Lease liabilities
Current	4,646	3,417	3,509
Non-current	15,354	9,009	7,956
Lease liabilities	20,000	12,426	11,465
Buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	16,798	10,867	9,688
Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	3,191	1,835	1,664
Equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 160	$ 196	$ 230